First Trust Indxx Metaverse ETF Investment Objectives and Goals - First Trust Indxx Metaverse ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Indxx Metaverse ETF (ARVR)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Indxx Metaverse ETF (the "Fund") seeks investment results that correspond generally to the price and yield, before fees and expenses, of an equity index called the Indxx Metaverse Index (the “Index”).